Deferred Revenue	12 Months Ended
Dec. 31, 2022
Disclosure Of Deferred Income [Abstract]
Deferred Revenue
1 6	DEFERRED REVENUE

	2021	2022
	RM	RM	USD
At January 1	-	3,065,321	696,268
Additions	3,065,321	-	-
Amount recognised as revenue	-	(310,321)	(70,487)
Reversal	-	(2,755,000)	(625,781)
At December 31	3,065,321	-	-

The income represents billed amount for fee relating to technology development, solutions and consultancy contract but obligation has yet to be satisfied. This deferred revenue has been adjusted to revenue accordingly upon the services have been rendered to the customers.